Condensed Consolidated Statement of Profit or Loss and Other Comprehensive Income - AUD ($)	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenue from operations
Revenue from contracts with customers	$ 586	$ 18,402
Cost of sales of goods	(194,501)	(79,674)
Gross loss	(193,915)	(61,272)
Other income	447,756	338,588
Other gains/(losses) - net	258,078	161,857
General and administrative expenses	(1,747,705)	(1,921,790)
Laboratory and Research and Development	(1,128,124)	(1,401,189)
Selling and Marketing	(276,550)	(229,144)
Operating loss	(2,640,460)	(3,112,950)
Finance expenses	(7,238)	(10,422)
Loss before income tax	(2,647,698)	(3,123,372)
Income tax expense
Loss for the period	(2,647,698)	(3,123,372)
Other comprehensive loss
Items that may be reclassified to profit or loss: Exchange differences on translation of foreign operations	(381,163)	(54,789)
Total comprehensive loss for the period	(3,028,861)	(3,178,161)
Total comprehensive loss for the period is attributable to:
Owners of Genetic Technologies Limited	$ (3,028,861)	$ (3,178,161)
Loss per share for profit from continuing operations attributable to the ordinary equity holders of the company:
Basic earnings per share	$ (0.08)	$ (0.12)
Diluted earnings per share	(0.08)	(0.12)
Loss per share for profit attributable to the ordinary equity holders of the company:
Basic earnings per share	(0.08)	(0.12)
Diluted earnings per share	$ (0.08)	$ (0.12)